                                                                   [ZURICH LOGO]





                         ZURICH YIELDWISE MONEY FUND






       ANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED JULY 31, 1997

TABLE OF CONTENTS

------------------------------------------------------------------------
SUBJECT                                                            PAGE
------------------------------------------------------------------------
 FUND OBJECTIVE                                                   1
------------------------------------------------------------------------
 PERFORMANCE SUMMARY                                              2
------------------------------------------------------------------------
 VARIABLES AFFECTING PERFORMANCE                                  3
------------------------------------------------------------------------
 PERFORMANCE UPDATE                                               4
------------------------------------------------------------------------
 TERMS TO KNOW                                                    6
------------------------------------------------------------------------
 PORTFOLIO COMPOSITION                                            7
------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         8
------------------------------------------------------------------------
 REPORT OF INDEPENDENT AUDITORS                                  14
------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                            16
------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                            20
------------------------------------------------------------------------
 TRUSTEES AND OFFICERS                                           21
------------------------------------------------------------------------

FUND OBJECTIVE
------------------------------------------------------------------------------
Zurich YieldWise Money Fund is an open-end, diversified, management investment company which seeks maximum current income to the extent consistent with stability of principal by investing in high-quality, short-term money market instruments. The Fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs.

An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a fund will be able to maintain a stable $1.00 share value.

2


PERFORMANCE SUMMARY
---------------------------------------------------------------------

YIELD COMPARISON                            [LINE GRAPH]
Zurich YieldWise Money
Fund* is compared to         FUND YIELD VS. FIRST TIER MONEY MARKET FUNDS
its IBC Financial Data
category -- The First                  4/29/97 through 7/29/97
Tier Money Market Fund                Weekly 7-Day Average Yield
Average which consists
of all non-                                   Fund   1st Tier Money
institutional taxable                         Yield   Market Funds
money market funds
investing in only                    4/97     5.75%       4.89%
first tier (highest                  5/97     5.8%        4.93%
rating) securities                   6/97     5.82%       4.94%
tracked by IBC                       7/97     5.76%       4.93%
Financial Data.
Returns are historical
and do not guarantee
future results. Fund
yields fluctuate.

IBC RANKING                                  IBC RANKING
IBC Financial Data                       5/1/97 through 7/29/97
7-day yield ranking is
based upon average            TOP FUND   #1 of 229 funds   Since May 1,1997
annualized net
investment income for
the period indicated
as of 7/31/97. Ranking
is historical and does
not reflect future
performance. The IBC
category used for
comparison is the IBC
General Purpose Money
Market Fund category.

* Performance reflects 100% fee waiver and expense absorption during this period which improved results. The manager is waiving management fees of .50% and absorbing expenses of .10%. Otherwise, the 7-day average yield would have been 5.16% on 7/29/97.

VARIABLES AFFECTING
PERFORMANCE
--------------------------------------------------------------------------------
Zurich Kemper Investments provides professional management of your short-term investment dollars. We invest in high-quality, short-term securities that are consistent with the fund's specific objective.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities our portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

--------------------------------------------------------------------------------
 MONETARY POLICY
--------------------------------------------------------------------------------

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. If the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

--------------------------------------------------------------------------------
 INTEREST RATES
--------------------------------------------------------------------------------

Interest Rates will affect yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

--------------------------------------------------------------------------------
 AVERAGE LENGTH OF MATURITY
--------------------------------------------------------------------------------

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would lock into money market securities with a longer length of maturity in order to maintain higher yields longer.

(ALSO SEE "TERMS TO KNOW" SECTION)

4


PERFORMANCE UPDATE
--------------------------------------------------------------------------------
 AN INTERVIEW WITH PORTFOLIO MANAGER FRANK RACHWALSKI
--------------------------------------------------------------------------------
[RACHWALSKI PHOTO]           While the "hot" topic of discussion among
                             investment analysts was whether or not the Federal
                             Reserve Board would continue to raise interest rates, there were no signs of inflation as the economy continued to grow at a moderate rate.
                             Portfolio manager Frank Rachwalski discusses the market and Zurich YieldWise Money Fund's performance since inception.

                             ---------------------------------------------------

FRANK RACHWALSKI IS SENIOR VICE PRESIDENT OF ZURICH KEMPER INVESTMENTS, INC. AND PORTFOLIO MANAGER OF ALL ZURICH MONEY FUNDS. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.

Q FRANK, ZURICH YIELDWISE MONEY FUND HAS BEEN IN EXISTENCE SINCE APRIL 17, 1997. WHAT WAS THE BIGGEST CHALLENGE YOU FACED IN MANAGING THIS NEW FUND?

        ------------------------------------------------------------------------

A The biggest challenge in launching any fund is the timing of cash flow because it might not occur when you like the market conditions -- i.e. when market conditions are favorable. We expected a strong cash flow in the beginning and we were right. This got us off to a good start.

Q THAT'S GREAT TO HEAR. SO, WHAT WAS YOUR MANAGEMENT STRATEGY FOR CAPITALIZING ON THIS STRONG INFLUX OF CASH?

        ------------------------------------------------------------------------

A We decided that initially, we would keep a longer average life structure for our investments. This allowed us to take advantage of the premium interest rates you get for taking longer maturities. We also

--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

decided that over time, as new participants entered the fund, we would shorten the average life. This will ultimately give us the flexibility to respond to changing interest rates.

Q    IN LOOKING BACK OVER THE LAST 3 1/2 MONTHS, WHAT HAS THE ECONOMIC
CLIMATE BEEN LIKE SINCE THIS FUND OPENED AND WHAT KIND OF ACTIVITY DO YOU ANTICIPATE FOR THE REST OF THE YEAR?

--------------------------------------------------------------------------------

A    Since April 17, we've seen slow but steady growth in the economy.
Although economic growth builds expectations of inflation, up to now we have seen very little evidence of rising consumer prices. Because of this, the Federal Reserve Board has held the line on increasing interest rates. However, I expect the third and fourth quarter of this year to show even stronger growth, and with the low unemployment rate we may see the Fed starting to tighten the money supply which will cause interest rates to go up.

Q    GIVEN YOUR EXPECTATIONS FOR THE REST OF THE YEAR, WILL YOU MAINTAIN YOUR
CURRENT STRATEGY FOR YIELDWISE AND WHAT KIND OF PERFORMANCE DO YOU ANTICIPATE FOR THIS FUND?

--------------------------------------------------------------------------------

A    We will definitely stick with our strategy. Our initial, longer maturity investments were just long enough to capture higher interest rates up-front but not too long to miss future opportunities. And as I mentioned, subsequent investments were shorter in duration. I am confident that we are in a position of strength to capture rising rates if and when they go up.

6

TERMS TO KNOW
--------------------------------------------------------------------------------
NET ASSET
VALUE (NAV)             Net Asset Value is the value of all your fund's assets,
                        minus any liabilities, divided by the number of outstanding shares (shares owned by all shareholders).
                        Unlike other mutual funds, money market funds are managed to maintain a net asset value of $1.00 per share, although there can be no assurance that a fund will maintain that value.

MATURITY Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

WEIGHTED                In order to determine the average length of maturity of
AVERAGE                 a fund's securities, it is important to consider that a
MATURITY                fund has different amounts of money invested in many
                        different securities, each of which may have a different maturity date. Therefore, larger and longer-term investments have greater impact on the fund and its overall average maturity. To accurately reflect the impact each security has on a fund, it is standard industry practice to perform a statistical calculation that considers the amount invested in each security.
                        This "weighting" allows for calculating an accurate average.

                        The weighted average maturity reflects a fund's sensitivity to interest rate changes and is used to measure risk.

YIELD Yield is the amount of net investment income (income minus expenses including management fees) your investment has produced over a specific period, expressed as a percentage of your investment. Capital gains and losses, infrequent in a money market fund, are not included.

7-DAY AVERAGE           Every money market fund calculates its yield according
YIELD                   to a standardized method prescribed by the Securities
                        and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuations in fund income.

PORTFOLIO COMPOSITION

-------------------------------------------------------------------------------
ZURICH YIELDWISE MONEY FUND                                        On 7/31/97*
-------------------------------------------------------------------------------
[PIE CHART]
                              Commercial Paper                             91%
                              ------------------------------------------------
                              Certificates of Deposit                       9
                              ------------------------------------------------
                                                                          100%

                              ------------------------------------------------
                                WEIGHTED AVERAGE MATURITY
                              ------------------------------------------------
                              Zurich YieldWise Money Fund              33 days
                              ------------------------------------------------
                              First Tier Money Fund
                              Average+                                 62 days

* Portfolio composition and holdings are subject to change.

+ The portfolio is compared to its IBC Financial Data category: The First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data.

8


ZURICH YIELDWISE MONEY FUND

PORTFOLIO OF INVESTMENTS

July 31, 1997 (value in thousands)

--------------------------------------------------------------------------
CORPORATE OBLIGATIONS
--------------------------------------------------------------------------
BANKING -- 1.2%            RATE             MATURITY              VALUE
--------------------------------------------------------------------------
Credit Lyonnais N.A. Inc.  5.71%            10/21/97              $  2,962
--------------------------------------------------------------------------
BUSINESS LOANS -- 22.1%
--------------------------------------------------------------------------
Astro Capital Corp.        5.66% - 5.70%    10/01/97 - 10/15/97      5,058
--------------------------------------------------------------------------
Banner Receivables Corp.   5.68% - 5.82%    08/11/97 - 10/03/97      3,563
--------------------------------------------------------------------------
FP Funding Corp.           5.63% - 5.83%    08/05/97 - 09/09/97      6,480
--------------------------------------------------------------------------
Falcon Asset
Securitization Corp.       5.54%            08/04/97                 4,998
--------------------------------------------------------------------------
First Brands
Commercial Inc.            5.65%            08/11/97                 3,495
--------------------------------------------------------------------------
Gotham Capital Corp.       5.65% - 5.83%    08/15/97 - 09/19/97      2,246
--------------------------------------------------------------------------
Jet Funding Corp.          5.67% - 5.79%    08/20/97 - 10/31/97      8,406
--------------------------------------------------------------------------
Sigma Finance, Inc.        5.61%            10/06/97                 4,949
--------------------------------------------------------------------------
Strategic Asset
Funding Corp.              5.65% - 5.85%    08/29/97 - 09/30/97      8,715
--------------------------------------------------------------------------
Working Capital
Management Co.             5.62% - 5.78%    08/15/97 - 10/15/97      6,195
--------------------------------------------------------------------------
                                                                    54,105

                                                                            9

   ------------------------------------------------------------------------
   CAPITAL AND EQUIPMENT
   LENDING -- 11.7%         RATE             MATURITY                 VALUE
   ------------------------------------------------------------------------
   American Honda
   Finance Corp.            5.56%            8/5/97                $  4,997
   ------------------------------------------------------------------------
   BTM Capital Corp.        5.68% - 5.86%    8/7/97 - 10/27/97        4,614
   ------------------------------------------------------------------------
   Golden Manager's
   Acceptance Corp.         5.58%            8/26/97                  1,494
   ------------------------------------------------------------------------
   Mitsubishi Motors
   Credit
   of America, Inc.         5.67% - 5.74%    8/4/97 - 9/12/97         2,993
   ------------------------------------------------------------------------
   SRD Finance Inc.         5.66% - 5.69%    8/7/97 - 9/18/97         9,467
   ------------------------------------------------------------------------
   Sanwa Business Credit
   Corp.
                         (a)5.92%            8/8/97                   1,501
                            5.61% - 5.78%    8/12/97 - 8/18/97        3,493
   ------------------------------------------------------------------------
                                                                     28,559

   ------------------------------------------------------------------------
   CAPTIVE BUSINESS LENDING -- 10.0%
   ------------------------------------------------------------------------
   FINOVA Capital Corp.
                            5.65%            8/12/97                    998
                         (a)5.73%            8/13/97                  1,500
   ------------------------------------------------------------------------
   Oakland-Alameda County
   Coliseum, California     5.70%            9/9/97                   5,000
   ------------------------------------------------------------------------
   Orix America, Inc.       5.68% - 5.80%    8/4/97 - 10/10/97        6,934
   ------------------------------------------------------------------------
   Philip Morris Capital
   Corp.                    5.80%            8/1/97                   5,000
   ------------------------------------------------------------------------
   Sony Capital Corp.       5.61%            8/7/97                   4,995
   ------------------------------------------------------------------------
                                                                     24,427

   ------------------------------------------------------------------------
   CONSUMER LENDING -- 2.6%
   ------------------------------------------------------------------------
(a)Countrywide Funding
   Corp.                    6.10%            10/23/97                   501
   ------------------------------------------------------------------------
   Countrywide Home Loans   5.60%            8/29/97                  4,978
   ------------------------------------------------------------------------
(a)Household Finance
   Corp.                    5.69%            8/1/97                   1,000
   ------------------------------------------------------------------------
                                                                      6,479

 10

(value in thousands)


   ------------------------------------------------------------------------
   DIVERSIFIED
   FINANCE -- 12.7%         RATE             MATURITY                 VALUE
   ------------------------------------------------------------------------
   APEX Funding Corp.       5.63% - 5.72%    8/5/97 - 10/20/97     $  4,694
   ------------------------------------------------------------------------
   Dynamic Funding Corp.    5.63% - 5.85%    8/14/97 - 9/25/97        7,983
   ------------------------------------------------------------------------
   Heller Financial, Inc.
                         (a)5.79%            8/20/97                    500
                            5.86%            9/4/97                   1,641
   ------------------------------------------------------------------------
   Old Line Funding Corp.   5.57% - 5.69%    8/11/97 - 9/16/97        5,983
   ------------------------------------------------------------------------
   STRAIT Capital Corp.     5.63% - 5.79%    8/29/97 - 12/20/97      10,325
   ------------------------------------------------------------------------

   ------------------------------------------------------------------------
   FINANCIAL SERVICES -- 13.6%
   ------------------------------------------------------------------------
(a)CS First Boston,
   Inc.                     5.67%            8/1/97                   5,000
   ------------------------------------------------------------------------
   Lehman Brothers
   Holdings Inc.            5.70%            8/5/97                   1,499
   ------------------------------------------------------------------------
   Merrill Lynch & Co.
   Inc.
                            5.85%            8/1/97                   7,000
                         (a)6.00%            9/17/97                    501
   ------------------------------------------------------------------------
(a)Morgan Stanley Group
   Inc.                     6.07%            9/17/97                  8,015
   ------------------------------------------------------------------------
   Nomura Holding
   America Inc.             5.86% - 5.88%    10/7/97 - 10/14/97       7,912
   ------------------------------------------------------------------------
   Salomon Inc.             5.77% - 6.13%    8/4/97 - 11/19/97        3,475
   ------------------------------------------------------------------------
                                                                     33,402

   ------------------------------------------------------------------------
   HEALTH CARE -- 2.2%
   ------------------------------------------------------------------------
   Columbia/HCA
   Healthcare Corp.         5.65% - 5.72%    8/20/97 - 9/16/97        5,371
   ------------------------------------------------------------------------

 ------------------------------------------------------------------------
 MANUFACTURING AND
 INDUSTRIAL -- 4.5%       RATE             MATURITY                 VALUE
 ------------------------------------------------------------------------
 Bridgestone/Firestone,
 Inc.                     5.63% - 5.68%    8/6/97 - 8/8/97       $ 10,989
 ------------------------------------------------------------------------

 ------------------------------------------------------------------------
 MEDIA -- 2.0%
 ------------------------------------------------------------------------
 Tribune Co.              5.70% - 5.80%    8/18/97 - 9/26/97        4,962
 ------------------------------------------------------------------------

 ------------------------------------------------------------------------
 UTILITIES -- 8.4%
 ------------------------------------------------------------------------
 Brazos River
 Authority, Texas         5.63%            10/14/97                 5,000
 ------------------------------------------------------------------------
 Frontier Corp.           5.61%            8/14/97                  6,194
 ------------------------------------------------------------------------
 GTE Corp.                5.56% - 5.70%    8/1/97 - 9/22/97         8,447
 ------------------------------------------------------------------------
 NYNEX Corp.              5.57%            8/8/97                     999
 ------------------------------------------------------------------------
                                                                   20,640
 ------------------------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS -- 91.0%
 (AVERAGE MATURITY: 34 DAYS)                                      223,022

  12

(value in thousands)

   ------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT      RATE              MATURITY          VALUE
   ------------------------------------------------------------------------
(a)Bankers Trust Co.        5.69%            8/1/97                $    500
   ------------------------------------------------------------------------
(a)Barclays Bank PLC        5.65%            8/1/97                   4,998
   ------------------------------------------------------------------------
(a)CoreStates Bank N.A.     5.66%            8/4/97                   2,000
   ------------------------------------------------------------------------
(a)First National Bank
   of Boston                5.63% - 5.67%    8/1/97 - 10/23/97        7,497
   ------------------------------------------------------------------------
   MBNA America Bank N.A.   5.69%            8/4/97                   2,000
   ------------------------------------------------------------------------
(a)Old Kent Bank            5.68%            8/1/97                     500
   ------------------------------------------------------------------------
(a)PNC Bank, N.A.           5.62%            8/1/97                   2,999
   ------------------------------------------------------------------------
   TOTAL CERTIFICATES OF DEPOSIT -- 8.4%
   (AVERAGE MATURITY: 21 DAYS)                                       20,494
   ------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.4%
   (AVERAGE MATURITY: 33 DAYS)                                      243,516
   ------------------------------------------------------------------------
   CASH AND OTHER ASSETS, LESS LIABILITIES -- .6%                     1,548
   ------------------------------------------------------------------------
   NET ASSETS -- 100%                                              $245,064

NOTES TO
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1997. The dates shown represent the demand date or the next interest rate change date.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  14

REPORT OF
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES        We have audited the accompanying statement of
AND SHAREHOLDERS             assets and liabilities, including the portfolio of
ZURICH YIELDWISE             investments, of Zurich YieldWise Money Fund as of
MONEY FUND                   July 31, 1997, and the related statements of
                             operations and changes in net assets and the financial highlights for the period from April 17, 1997 (commencement of operations) to July 31, 1997.
                             These financial statements and financial highlights are the responsibility of the Fund's management.
                             Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

                             We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

--------------------------------------------------------------------------------
                             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zurich YieldWise Money Fund at July 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period from April 17, 1997 (commencement of operations) to July 31, 1997, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                             Chicago, Illinois

                             September 17, 1997

16

FINANCIAL STATEMENTS

 ----------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ----------------------------------------------------------------------
 July 31, 1997 (in thousands)
 ----------------------------------------------------------------------
 ASSETS
 ----------------------------------------------------------------------
 Investments, at amortized cost                            $243,516
 ----------------------------------------------------------------------
 Cash                                                           278
 ----------------------------------------------------------------------
 Receivable for:
   Fund shares sold                                           1,446
 ----------------------------------------------------------------------
   Interest                                                     238
 ----------------------------------------------------------------------
 TOTAL ASSETS                                               245,478

 ----------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
 ----------------------------------------------------------------------
 Payable for:
   Dividends                                                    215
 ----------------------------------------------------------------------
   Fund shares redeemed                                         199
 ----------------------------------------------------------------------
 TOTAL LIABILITIES                                              414

 NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $245,064

 ----------------------------------------------------------------------
 THE PRICING OF SHARES
 ----------------------------------------------------------------------
 Shares outstanding                                         245,064
 ----------------------------------------------------------------------
 Net asset value and redemption price per share               $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        17
-------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the period from April 17, 1997 (commencement of operations) to July 31, 1997 (in thousands)

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------
 Interest income                                                       $1,395
-------------------------------------------------------------------------------
 Expenses:
   Management fee                                                         123
-------------------------------------------------------------------------------
   Custodian and transfer agent fees and related expenses                   1
-------------------------------------------------------------------------------
   Reports to shareholders                                                 11
-------------------------------------------------------------------------------
   Professional fees                                                       13
-------------------------------------------------------------------------------
      Total expenses before expense waiver and absorption                 148
-------------------------------------------------------------------------------
 Less expenses waived and absorbed by the investment
   manager                                                               (148)
-------------------------------------------------------------------------------
      Total expenses absorbed by the Fund                                  --
-------------------------------------------------------------------------------
 Net investment income                                                 $1,395
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
 For the period from April 17, 1997 (commencement of operations) to July 31, 1997 (in thousands)

-------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------
 Net investment income                                                 $1,395
-------------------------------------------------------------------------------
 Dividends to shareholders from net investment income                  (1,395)
-------------------------------------------------------------------------------
 Capital share transactions
 (dollar amounts and number of shares are the same):
        Shares sold                                                   267,580
-------------------------------------------------------------------------------
        Shares issued in reinvestment of dividends                      1,184
-------------------------------------------------------------------------------
                                                                      268,764
-------------------------------------------------------------------------------
        Shares redeemed                                               (23,800)
-------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
 AND TOTAL INCREASE IN NET ASSETS                                     244,964

-------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------
 Beginning of period                                                      100
-------------------------------------------------------------------------------
 END OF PERIOD                                                       $245,064

18

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

                        Zurich YieldWise Money Fund (the Fund) is an open-end, diversified, management investment company organized as a business trust under the laws of Massachusetts. The Fund invests in short-term high-quality obligations of major banks and corporations.

--------------------------------------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                        INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                        INVESTMENT TRANSACTIONS AND INTEREST INCOME.
                        Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                        FUND SHARE VALUATION AND DIVIDENDS TO
                        SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the Fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

                        FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

--------------------------------------------------------------------------------
 3. TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                        MANAGEMENT AGREEMENT. The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the period ended July 31, 1997, the Fund paid no management fees due to an expense waiver by ZKI.

                        SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Fund.

                        OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. During the period ended July 31, 1997, the Fund made no payments to its officers or trustees.

                        EXPENSE ABSORPTION. ZKI has agreed to
                        temporarily waive its management fee and reimburse or pay 100% of the Fund's other operating expenses for a period of at least six months from April 17, 1997 (commencement of operations).

20

FINANCIAL HIGHLIGHTS

For the period from April 17, 1997 (commencement of operations) to July 31, 1997

-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
 Net asset value, beginning of period                                   $ 1.00
-------------------------------------------------------------------------------
 Net investment income and dividends declared                              .02
-------------------------------------------------------------------------------
 Net asset value, end of period                                         $ 1.00
-------------------------------------------------------------------------------
 TOTAL RETURN (NOT ANNUALIZED)                                            1.69%

-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------
 Expenses after expense waiver                                              --
-------------------------------------------------------------------------------
 Net investment income                                                    5.66%

-------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------
 Expenses                                                                  .60%
-------------------------------------------------------------------------------
 Net investment income                                                    5.06%

-------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
 Net assets at end of period (IN THOUSANDS)                           $245,064

Note: ZKI has agreed to temporarily waive all operating expenses of the Fund. The Other Ratios to Average Net Assets are computed without this expense waiver.

-------------------------------------------------------------------------------
 FEDERAL TAX STATUS OF 1997 DIVIDENDS
-------------------------------------------------------------------------------
All of the dividends are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------
 TRUSTEES                     OFFICERS
--------------------------------------------------------------------------------

STEPHEN B. TIMBERS            CHARLES R. MANZONI, JR.
President and Trustee         Vice President

DAVID W. BELIN                JOHN E. NEAL
Trustee                       Vice President

LEWIS A. BURNHAM              ROBERT C. PECK, JR.
Trustee                       Vice President

DONALD L. DUNAWAY             FRANK J. RACHWALSKI, JR.
Trustee                       Vice President

ROBERT B. HOFFMAN             PHILIP J. COLLORA
Trustee                       Vice President
                                and Secretary

DONALD R. JONES               JEROME L. DUFFY
Trustee                       Treasurer

SHIRLEY D. PETERSON           ELIZABETH C. WERTH
Trustee                       Assistant Secretary

WILLIAM P. SOMMERS
Trustee

--------------------------------------------------------------------------------
INVESTMENT MANAGER             ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER          ZURICH KEMPER DISTRIBUTORS, INC.
                               222 South Riverside Plaza
                               Chicago, IL 60606
                               www.zurichfunds.com

SHAREHOLDER SERVICE AGENT      ZURICH KEMPER SERVICE COMPANY
                               P.O. Box 419557
                               Kansas City, MO 64141

CUSTODIAN AND TRANSFER         INVESTORS FIDUCIARY TRUST COMPANY
AGENT                          127 West 10th Street
                               Kansas City, MO 64105

INDEPENDENT AUDITORS           ERNST & YOUNG LLP
                               233 South Wacker Drive
                               Chicago, IL 60606

LEGAL COUNSEL                  VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                               222 North LaSalle Street
                               Chicago, IL 60601

This report must be preceded or
accompanied by a Zurich YieldWise Money Fund prospectus.

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ZYMF-2 (9/97)                         1036950                      [ZURICH LOGO]